Schedule of Investments	1 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)
Schedule of Investments
Principal ($)	$ 951,509,167	$ 951,509,167
Investments at amortized cost	$ 935,568,081	$ 935,568,081
Percentage of Net Assets (%)	211.50%	211.50%
Investments at fair value (amortized cost of $935,568,081)	$ 935,310,172	$ 935,310,172
Money market funds (included in restricted cash and cash equivalents), Principal ($)	2,771,624	2,771,624
Money market funds (included in restricted cash and cash equivalents), Amortized Cost	$ 2,771,624	$ 2,771,624
Money market funds (included in restricted cash and cash equivalents), Percentage of Net Assets (%)	0.60%	0.60%
Money market funds (included in restricted cash and cash equivalents), Fair Value	$ 2,771,624	$ 2,771,624
Total investments and money market funds, Principal ($)	954,280,791	954,280,791
Total investments and money market funds, Amortized Cost	$ 938,339,705	$ 938,339,705
Total investments and money market funds, Percentage of Net Assets (%)	212.1	212.1
Total investments and money market funds, Fair Value	$ 938,081,796	$ 938,081,796
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio (CUSIP 61747C582)
Schedule of Investments
Money market funds (included in restricted cash and cash equivalents), Interest rate (%)	5.00%	5.00%
Money market funds (included in restricted cash and cash equivalents), Principal ($)	$ 2,771,624	$ 2,771,624
Money market funds (included in restricted cash and cash equivalents), Amortized Cost	$ 2,771,624	$ 2,771,624
Money market funds (included in restricted cash and cash equivalents), Percentage of Net Assets (%)	0.60%	0.60%
Money market funds (included in restricted cash and cash equivalents), Fair Value	$ 2,771,624	$ 2,771,624
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop debt investments, One, Due 07/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AmbaBuyerIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate (%)	10.21%	10.21%
Principal ($)	$ 7,860,000	$ 7,860,000
Investments at amortized cost	$ 7,782,286	$ 7,782,286
Percentage of Net Assets (%)	1.80%	1.80%
Investments at fair value (amortized cost of $935,568,081)	$ 7,781,400	$ 7,781,400
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop debt investments, Three, Due 07/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AmbaBuyerIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate (%)	10.21%	10.21%
Principal ($)	$ 3,150,305	$ 3,150,305
Investments at amortized cost	$ 3,119,157	$ 3,119,157
Percentage of Net Assets (%)	0.70%	0.70%
Investments at fair value (amortized cost of $935,568,081)	$ 3,118,802	$ 3,118,802
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop debt investments, Two, Due 07/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AmbaBuyerIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate (%)	10.21%	10.21%
Principal ($)	$ 3,569,328	$ 3,569,328
Investments at amortized cost	$ 3,534,014	$ 3,534,014
Percentage of Net Assets (%)	0.80%	0.80%
Investments at fair value (amortized cost of $935,568,081)	$ 3,533,635	$ 3,533,635
Investment, Identifier [Axis]: AVG Intermediate Holdings & AVG Subsidiary Holdings LLC, One stop debt investments, Due 03/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AvgIntermediateHoldingsAvgSubsidiaryHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Healthcare Providers and Services	Healthcare Providers and Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.13%	6.13%
Interest rate (%)	11.33%	11.33%
Principal ($)	$ 11,849,209	$ 11,849,209
Investments at amortized cost	$ 11,849,208	$ 11,849,208
Percentage of Net Assets (%)	2.70%	2.70%
Investments at fair value (amortized cost of $935,568,081)	$ 11,789,962	$ 11,789,962
Investment, Identifier [Axis]: Accela, Inc., One stop debt investments, Due 09/2024
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AccelaIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.50%	7.50%
Interest rate cash	8.45%	8.45%
Interest rate Paid in kind	4.25%	4.25%
Principal ($)	$ 8,788,659	$ 8,788,659
Investments at amortized cost	$ 8,788,659	$ 8,788,659
Percentage of Net Assets (%)	2.00%	2.00%
Investments at fair value (amortized cost of $935,568,081)	$ 8,788,659	$ 8,788,659
Investment, Identifier [Axis]: Acquia, Inc., One stop debt investments, Due 10/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AcquiaIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:LondonInterbankOfferedRateMember	none:LondonInterbankOfferedRateMember
Spread above index (%)	7.00%	7.00%
Interest rate (%)	12.34%	12.34%
Principal ($)	$ 9,956,371	$ 9,956,371
Investments at amortized cost	$ 9,956,371	$ 9,956,371
Percentage of Net Assets (%)	2.30%	2.30%
Investments at fair value (amortized cost of $935,568,081)	$ 9,956,371	$ 9,956,371
Investment, Identifier [Axis]: Alegeus Technologies Holdings Corp., Senior secured debt investments, Due 09/2024
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AlegeusTechnologiesHoldingsCorpMember
Investment, Type [Extensible Enumeration]	us-gaap:SeniorDebtObligationsMember	us-gaap:SeniorDebtObligationsMember
Investment, Industry Sector [Extensible Enumeration]	Health Care Technology	Health Care Technology
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	8.25%	8.25%
Interest rate (%)	13.36%	13.36%
Principal ($)	$ 6,000,000	$ 6,000,000
Investments at amortized cost	$ 6,000,000	$ 6,000,000
Percentage of Net Assets (%)	1.40%	1.40%
Investments at fair value (amortized cost of $935,568,081)	$ 6,000,000	$ 6,000,000
Investment, Identifier [Axis]: AmerCareRoyal LLC, Senior secured debt investments, Due 11/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:AmercareroyalLlcMember
Investment, Type [Extensible Enumeration]	us-gaap:SeniorDebtObligationsMember	us-gaap:SeniorDebtObligationsMember
Investment, Industry Sector [Extensible Enumeration]	Containers and Packaging	Containers and Packaging
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.00%	7.00%
Interest rate cash	11.73%	11.73%
Interest rate Paid in kind	0.50%	0.50%
Principal ($)	$ 1,600,678	$ 1,600,678
Investments at amortized cost	$ 1,600,678	$ 1,600,678
Percentage of Net Assets (%)	0.40%	0.40%
Investments at fair value (amortized cost of $935,568,081)	$ 1,600,678	$ 1,600,678
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Anaplan, Inc., One stop debt investments, Due 06/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AnaplanIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.50%	6.50%
Interest rate (%)	11.60%	11.60%
Principal ($)	$ 10,000,000	$ 10,000,000
Investments at amortized cost	$ 9,900,773	$ 9,900,773
Percentage of Net Assets (%)	2.20%	2.20%
Investments at fair value (amortized cost of $935,568,081)	$ 9,900,000	$ 9,900,000
Investment, Identifier [Axis]: Appfire Technologies, LLC, One stop debt investments, Due 03/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AppfireTechnologiesLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.72%	10.72%
Principal ($)	$ 10,313,485	$ 10,313,485
Investments at amortized cost	$ 10,110,679	$ 10,110,679
Percentage of Net Assets (%)	2.30%	2.30%
Investments at fair value (amortized cost of $935,568,081)	$ 10,107,216	$ 10,107,216
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured debt investments, One, Due 04/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:ArchGlobalCctHoldingsCorpMember
Investment, Type [Extensible Enumeration]	us-gaap:SeniorDebtObligationsMember	us-gaap:SeniorDebtObligationsMember
Investment, Industry Sector [Extensible Enumeration]	Industrial Conglomerates	Industrial Conglomerates
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:LondonInterbankOfferedRateMember	none:LondonInterbankOfferedRateMember
Spread above index (%)	4.75%	4.75%
Interest rate (%)	10.02%	10.02%
Principal ($)	$ 6,812,614	$ 6,812,614
Investments at amortized cost	$ 6,745,621	$ 6,745,621
Percentage of Net Assets (%)	1.50%	1.50%
Investments at fair value (amortized cost of $935,568,081)	$ 6,676,362	$ 6,676,362
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured debt investments, Two, Due 04/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:ArchGlobalCctHoldingsCorpMember
Investment, Type [Extensible Enumeration]	us-gaap:SeniorDebtObligationsMember	us-gaap:SeniorDebtObligationsMember
Investment, Industry Sector [Extensible Enumeration]	Industrial Conglomerates	Industrial Conglomerates
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	4.75%	4.75%
Interest rate (%)	10.09%	10.09%
Principal ($)	$ 4,428,047	$ 4,428,047
Investments at amortized cost	$ 4,384,503	$ 4,384,503
Percentage of Net Assets (%)	1.00%	1.00%
Investments at fair value (amortized cost of $935,568,081)	$ 4,339,486	$ 4,339,486
Investment, Identifier [Axis]: Aurora Lux Finco S.A.R.L., One stop debt investments, Due 12/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:AuroraLuxFincoS.a.r.lMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	us-gaap:AerospaceSectorMember	us-gaap:AerospaceSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]	Luxembourg	Luxembourg
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:LondonInterbankOfferedRateMember	none:LondonInterbankOfferedRateMember
Spread above index (%)	6.00%	6.00%
Interest rate (%)	11.27%	11.27%
Principal ($)	$ 1,492,726	$ 1,492,726
Investments at amortized cost	$ 1,418,960	$ 1,418,960
Percentage of Net Assets (%)	0.30%	0.30%
Investments at fair value (amortized cost of $935,568,081)	$ 1,418,090	$ 1,418,090
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Ave Holdings III, Corp, One stop debt investments, Due 02/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AveHoldingsIiiCorpMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Specialty Retail	Specialty Retail
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.89%	10.89%
Principal ($)	$ 15,869,623	$ 15,869,623
Investments at amortized cost	$ 15,399,889	$ 15,399,889
Percentage of Net Assets (%)	3.50%	3.50%
Investments at fair value (amortized cost of $935,568,081)	$ 15,393,534	$ 15,393,534
Investment, Identifier [Axis]: Axiom Merger Sub Inc., One stop debt investments, Due 04/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AxiomMergerSubIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:EuroInterbankOfferedRateMember	none:EuroInterbankOfferedRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	8.87%	8.87%
Principal ($)	$ 5,954,009	$ 5,954,009
Investments at amortized cost	$ 5,957,829	$ 5,957,829
Percentage of Net Assets (%)	1.30%	1.30%
Investments at fair value (amortized cost of $935,568,081)	$ 5,954,009	$ 5,954,009
Investment, Identifier [Axis]: Azul Systems, Inc., Senior secured debt investments, Due 04/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:AzulSystemsIncMember
Investment, Type [Extensible Enumeration]	us-gaap:SeniorLoansMember	us-gaap:SeniorLoansMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	4.50%	4.50%
Interest rate (%)	9.89%	9.89%
Principal ($)	$ 3,000,000	$ 3,000,000
Investments at amortized cost	$ 3,000,000	$ 3,000,000
Percentage of Net Assets (%)	0.70%	0.70%
Investments at fair value (amortized cost of $935,568,081)	$ 3,000,000	$ 3,000,000
Investment, Identifier [Axis]: BJH Holdings III Corp., One stop debt investments, Due 08/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:BjhHoldingsIiiCorpMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Hotels, Restaurants and Leisure	Hotels, Restaurants and Leisure
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	4.50%	4.50%
Interest rate (%)	9.74%	9.74%
Principal ($)	$ 10,000,000	$ 10,000,000
Investments at amortized cost	$ 9,805,729	$ 9,805,729
Percentage of Net Assets (%)	2.20%	2.20%
Investments at fair value (amortized cost of $935,568,081)	$ 9,800,000	$ 9,800,000
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop debt investments, One, Due 07/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:BlueRiverPetCareLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Healthcare Equipment and Supplies	Healthcare Equipment and Supplies
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	10.95%	10.95%
Principal ($)	$ 11,695,356	$ 11,695,356
Investments at amortized cost	$ 11,580,742	$ 11,580,742
Percentage of Net Assets (%)	2.60%	2.60%
Investments at fair value (amortized cost of $935,568,081)	$ 11,578,401	$ 11,578,401
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop debt investments, Two, Due 07/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:BlueRiverPetCareLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Healthcare Equipment and Supplies	Healthcare Equipment and Supplies
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	10.95%	10.95%
Principal ($)	$ 3,771,500	$ 3,771,500
Investments at amortized cost	$ 3,734,540	$ 3,734,540
Percentage of Net Assets (%)	0.80%	0.80%
Investments at fair value (amortized cost of $935,568,081)	$ 3,733,785	$ 3,733,785
Investment, Identifier [Axis]: Bottomline Technologies, Inc., One stop debt investments, Due 05/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:BottomlineTechnologiesIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate (%)	10.33%	10.33%
Principal ($)	$ 4,987,437	$ 4,987,437
Investments at amortized cost	$ 4,838,922	$ 4,838,922
Percentage of Net Assets (%)	1.10%	1.10%
Investments at fair value (amortized cost of $935,568,081)	$ 4,837,814	$ 4,837,814
Investment, Identifier [Axis]: Bullhorn, Inc., One stop debt investments, One, Due 09/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:BullhornIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	10.95%	10.95%
Principal ($)	$ 3,989,802	$ 3,989,802
Investments at amortized cost	$ 3,950,663	$ 3,950,663
Percentage of Net Assets (%)	0.90%	0.90%
Investments at fair value (amortized cost of $935,568,081)	$ 3,949,904	$ 3,949,904
Investment, Identifier [Axis]: Bullhorn, Inc., One stop debt investments, Two, Due 09/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:BullhornIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	10.95%	10.95%
Principal ($)	$ 3,989,664	$ 3,989,664
Investments at amortized cost	$ 3,950,526	$ 3,950,526
Percentage of Net Assets (%)	0.90%	0.90%
Investments at fair value (amortized cost of $935,568,081)	$ 3,949,767	$ 3,949,767
Investment, Identifier [Axis]: CCSL Holdings, LLC, One stop debt investments, Due 12/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:CcslHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Healthcare Equipment and Supplies	Healthcare Equipment and Supplies
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	10.95%	10.95%
Principal ($)	$ 11,876,429	$ 11,876,429
Investments at amortized cost	$ 11,759,763	$ 11,759,763
Percentage of Net Assets (%)	2.70%	2.70%
Investments at fair value (amortized cost of $935,568,081)	$ 11,757,665	$ 11,757,665
Investment, Identifier [Axis]: CMI Parent Inc., Senior secured debt investments, Due 08/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:CmiParentIncMember
Investment, Type [Extensible Enumeration]	us-gaap:SeniorDebtObligationsMember	us-gaap:SeniorDebtObligationsMember
Investment, Industry Sector [Extensible Enumeration]	Healthcare Equipment and Supplies	Healthcare Equipment and Supplies
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	4.75%	4.75%
Interest rate (%)	9.95%	9.95%
Principal ($)	$ 6,981,865	$ 6,981,865
Investments at amortized cost	$ 6,914,092	$ 6,914,092
Percentage of Net Assets (%)	1.60%	1.60%
Investments at fair value (amortized cost of $935,568,081)	$ 6,981,865	$ 6,981,865
Investment, Identifier [Axis]: COP CollisionRight Holdings, Inc., One stop debt investments, Due 04/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:CopCollisionrightHoldingsIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	none:AutoComponentsSectorMember	none:AutoComponentsSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate (%)	10.64%	10.64%
Principal ($)	$ 23,484,099	$ 23,484,099
Investments at amortized cost	$ 22,788,720	$ 22,788,720
Percentage of Net Assets (%)	5.20%	5.20%
Investments at fair value (amortized cost of $935,568,081)	$ 22,779,576	$ 22,779,576
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Caerus Midco 3 S.A.R.L., One stop debt investments, Due 05/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:CaerusMidco3S.a.r.lMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	none:PharmaceuticalsSectorMember	none:PharmaceuticalsSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]	Luxembourg	Luxembourg
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.74%	10.74%
Principal ($)	$ 19,949,749	$ 19,949,749
Investments at amortized cost	$ 19,355,667	$ 19,355,667
Percentage of Net Assets (%)	4.40%	4.40%
Investments at fair value (amortized cost of $935,568,081)	$ 19,351,256	$ 19,351,256
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Captive Resources Midco, LLC, One stop debt investments, Due 07/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:CaptiveResourcesMidcoLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate cash	5.17%	5.17%
Interest rate Paid in kind	5.68%	5.68%
Principal ($)	$ 8,160,467	$ 8,160,467
Investments at amortized cost	$ 7,999,707	$ 7,999,707
Percentage of Net Assets (%)	1.80%	1.80%
Investments at fair value (amortized cost of $935,568,081)	$ 8,160,467	$ 8,160,467
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Five, Due 02/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:CertusPestIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.50%	7.50%
Interest rate (%)	12.89%	12.89%
Principal ($)	$ 1,809,438	$ 1,809,438
Investments at amortized cost	$ 1,791,764	$ 1,791,764
Percentage of Net Assets (%)	0.40%	0.40%
Investments at fair value (amortized cost of $935,568,081)	$ 1,791,344	$ 1,791,344
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Four, Due 02/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:CertusPestIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.50%	7.50%
Interest rate (%)	12.89%	12.89%
Principal ($)	$ 2,992,347	$ 2,992,347
Investments at amortized cost	$ 2,963,118	$ 2,963,118
Percentage of Net Assets (%)	0.70%	0.70%
Investments at fair value (amortized cost of $935,568,081)	$ 2,962,423	$ 2,962,423
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, One, Due 02/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:CertusPestIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.50%	7.50%
Interest rate (%)	12.89%	12.89%
Principal ($)	$ 4,190,760	$ 4,190,760
Investments at amortized cost	$ 4,149,825	$ 4,149,825
Percentage of Net Assets (%)	0.90%	0.90%
Investments at fair value (amortized cost of $935,568,081)	$ 4,148,852	$ 4,148,852
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Six, Due 02/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:CertusPestIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.50%	7.50%
Interest rate (%)	12.89%	12.89%
Principal ($)	$ 1,437,559	$ 1,437,559
Investments at amortized cost	$ 1,423,517	$ 1,423,517
Percentage of Net Assets (%)	0.30%	0.30%
Investments at fair value (amortized cost of $935,568,081)	$ 1,423,184	$ 1,423,184
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Three, Due 02/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:CertusPestIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.50%	7.50%
Interest rate (%)	12.89%	12.89%
Principal ($)	$ 3,293,417	$ 3,293,417
Investments at amortized cost	$ 3,261,247	$ 3,261,247
Percentage of Net Assets (%)	0.70%	0.70%
Investments at fair value (amortized cost of $935,568,081)	$ 3,260,483	$ 3,260,483
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Certus Pest, Inc., One stop debt investments, Two, Due 02/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:CertusPestIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.50%	7.50%
Interest rate (%)	12.89%	12.89%
Principal ($)	$ 3,920,000	$ 3,920,000
Investments at amortized cost	$ 3,881,710	$ 3,881,710
Percentage of Net Assets (%)	0.90%	0.90%
Investments at fair value (amortized cost of $935,568,081)	$ 3,880,800	$ 3,880,800
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Chase Intermediate, One stop debt investments, Due 10/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:ChaseIntermediateMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Containers and Packaging	Containers and Packaging
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.84%	10.84%
Principal ($)	$ 14,904,034	$ 14,904,034
Investments at amortized cost	$ 14,756,733	$ 14,756,733
Percentage of Net Assets (%)	3.30%	3.30%
Investments at fair value (amortized cost of $935,568,081)	$ 14,605,953	$ 14,605,953
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Daxko Acquisition Corporation, One stop debt investments, Due 10/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:DaxkoAcquisitionCorporationMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.70%	10.70%
Principal ($)	$ 11,844,937	$ 11,844,937
Investments at amortized cost	$ 11,376,708	$ 11,376,708
Percentage of Net Assets (%)	2.60%	2.60%
Investments at fair value (amortized cost of $935,568,081)	$ 11,371,139	$ 11,371,139
Investment, Identifier [Axis]: Delinea Inc., One stop debt investments, One, Due 03/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:DelineaIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	11.14%	11.14%
Principal ($)	$ 8,977,041	$ 8,977,041
Investments at amortized cost	$ 8,622,736	$ 8,622,736
Percentage of Net Assets (%)	1.90%	1.90%
Investments at fair value (amortized cost of $935,568,081)	$ 8,617,959	$ 8,617,959
Investment, Identifier [Axis]: Delinea Inc., One stop debt investments, Two, Due 03/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:DelineaIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	11.14%	11.14%
Principal ($)	$ 4,907,893	$ 4,907,893
Investments at amortized cost	$ 4,714,189	$ 4,714,189
Percentage of Net Assets (%)	1.10%	1.10%
Investments at fair value (amortized cost of $935,568,081)	$ 4,711,578	$ 4,711,578
Investment, Identifier [Axis]: Denali Midco 2, LLC, One stop debt investments, Due 12/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:DenaliMidco2LlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Automobiles	Automobiles
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.25%	6.25%
Interest rate (%)	11.45%	11.45%
Principal ($)	$ 19,949,367	$ 19,949,367
Investments at amortized cost	$ 19,375,320	$ 19,375,320
Percentage of Net Assets (%)	4.40%	4.40%
Investments at fair value (amortized cost of $935,568,081)	$ 19,350,886	$ 19,350,886
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Diligent Corporation, One stop debt investments, Due 08/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:DiligentCorporationMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.25%	6.25%
Interest rate (%)	11.45%	11.45%
Principal ($)	$ 5,984,576	$ 5,984,576
Investments at amortized cost	$ 5,926,477	$ 5,926,477
Percentage of Net Assets (%)	1.30%	1.30%
Investments at fair value (amortized cost of $935,568,081)	$ 5,924,730	$ 5,924,730
Investment, Identifier [Axis]: ESO Solution, Inc., One stop debt investments, Due 05/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:EsoSolutionIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Health Care Technology	Health Care Technology
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.00%	7.00%
Interest rate (%)	12.25%	12.25%
Principal ($)	$ 5,250,000	$ 5,250,000
Investments at amortized cost	$ 5,146,258	$ 5,146,258
Percentage of Net Assets (%)	1.20%	1.20%
Investments at fair value (amortized cost of $935,568,081)	$ 5,197,500	$ 5,197,500
Investment, Identifier [Axis]: Eliassen Group, LLC, One stop debt investments, Due 04/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:EliassenGroupLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Professional Services	Professional Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.84%	10.84%
Principal ($)	$ 4,917,543	$ 4,917,543
Investments at amortized cost	$ 4,917,543	$ 4,917,543
Percentage of Net Assets (%)	1.10%	1.10%
Investments at fair value (amortized cost of $935,568,081)	$ 4,917,543	$ 4,917,543
Investment, Identifier [Axis]: Envernus, Inc., Senior secured debt investments, Due 07/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:EnvernusIncMember
Investment, Type [Extensible Enumeration]	us-gaap:SeniorLoansMember	us-gaap:SeniorLoansMember
Investment, Industry Sector [Extensible Enumeration]	Oil, Gas and Consumable Fuels	Oil, Gas and Consumable Fuels
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	4.25%	4.25%
Interest rate (%)	9.45%	9.45%
Principal ($)	$ 20,564,497	$ 20,564,497
Investments at amortized cost	$ 20,461,102	$ 20,461,102
Percentage of Net Assets (%)	4.60%	4.60%
Investments at fair value (amortized cost of $935,568,081)	$ 20,461,675	$ 20,461,675
Investment, Identifier [Axis]: Excelitas Technologies Corp., One stop debt investments, Due 08/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:ExcelitasTechnologiesCorpMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Industrial Conglomerates	Industrial Conglomerates
Investment, Issuer Geographic Region [Extensible Enumeration]	us-gaap:EuropeanUnionMember	us-gaap:EuropeanUnionMember
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:EuroInterbankOfferedRateMember	none:EuroInterbankOfferedRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	9.05%	9.05%
Principal ($)	$ 15,237,116	$ 15,237,116
Investments at amortized cost	$ 15,128,069	$ 15,128,069
Percentage of Net Assets (%)	3.40%	3.40%
Investments at fair value (amortized cost of $935,568,081)	$ 15,084,745	$ 15,084,745
Investment, Identifier [Axis]: Galway Borrower LLC, One stop debt investments, Due 09/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:GalwayBorrowerLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate (%)	10.59%	10.59%
Principal ($)	$ 11,348,917	$ 11,348,917
Investments at amortized cost	$ 11,011,617	$ 11,011,617
Percentage of Net Assets (%)	2.50%	2.50%
Investments at fair value (amortized cost of $935,568,081)	$ 11,008,450	$ 11,008,450
Investment, Identifier [Axis]: HS Spa Holdings, Inc., One stop debt investments, Due 06/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:HsSpaHoldingsIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	11.07%	11.07%
Principal ($)	$ 7,979,849	$ 7,979,849
Investments at amortized cost	$ 7,821,497	$ 7,821,497
Percentage of Net Assets (%)	1.80%	1.80%
Investments at fair value (amortized cost of $935,568,081)	$ 7,820,252	$ 7,820,252
Investment, Identifier [Axis]: Health Buyer, LLC, Senior secured debt investments, Due 04/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:HealthBuyerLlcMember
Investment, Type [Extensible Enumeration]	us-gaap:SeniorDebtObligationsMember	us-gaap:SeniorDebtObligationsMember
Investment, Industry Sector [Extensible Enumeration]	Hotels, Restaurants and Leisure	Hotels, Restaurants and Leisure
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate (%)	10.51%	10.51%
Principal ($)	$ 4,962,500	$ 4,962,500
Investments at amortized cost	$ 4,765,574	$ 4,765,574
Percentage of Net Assets (%)	1.10%	1.10%
Investments at fair value (amortized cost of $935,568,081)	$ 4,863,250	$ 4,863,250
Investment, Identifier [Axis]: ICIMS, Inc., One stop debt investments, Due 08/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:IcimsIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.25%	7.25%
Interest rate cash	8.50%	8.50%
Interest rate Paid in kind	3.88%	3.88%
Principal ($)	$ 10,000,000	$ 10,000,000
Investments at amortized cost	$ 9,802,424	$ 9,802,424
Percentage of Net Assets (%)	2.20%	2.20%
Investments at fair value (amortized cost of $935,568,081)	$ 9,800,000	$ 9,800,000
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop debt investments, One, Due 09/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:IgInvestmentsHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Professional Services	Professional Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.00%	6.00%
Interest rate (%)	11.17%	11.17%
Principal ($)	$ 15,959,391	$ 15,959,391
Investments at amortized cost	$ 15,959,391	$ 15,959,391
Percentage of Net Assets (%)	3.60%	3.60%
Investments at fair value (amortized cost of $935,568,081)	$ 15,959,391	$ 15,959,391
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop debt investments, Two, Due 09/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:IgInvestmentsHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Professional Services	Professional Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.00%	6.00%
Interest rate (%)	11.15%	11.15%
Principal ($)	$ 4,098,035	$ 4,098,035
Investments at amortized cost	$ 4,098,035	$ 4,098,035
Percentage of Net Assets (%)	0.90%	0.90%
Investments at fair value (amortized cost of $935,568,081)	$ 4,098,035	$ 4,098,035
Investment, Identifier [Axis]: Infinisource, Inc., One stop debt investments, Due 10/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:InfinisourceIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	4.75%	4.75%
Interest rate (%)	10.34%	10.34%
Principal ($)	$ 4,226,458	$ 4,226,458
Investments at amortized cost	$ 4,143,507	$ 4,143,507
Percentage of Net Assets (%)	0.90%	0.90%
Investments at fair value (amortized cost of $935,568,081)	$ 4,141,929	$ 4,141,929
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop debt investments, One, Due 07/2024
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:InhanceTechnologiesHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Chemicals	Chemicals
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:LondonInterbankOfferedRateMember	none:LondonInterbankOfferedRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.68%	10.68%
Principal ($)	$ 9,958,110	$ 9,958,110
Investments at amortized cost	$ 9,770,286	$ 9,770,286
Percentage of Net Assets (%)	2.10%	2.10%
Investments at fair value (amortized cost of $935,568,081)	$ 9,559,786	$ 9,559,786
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop debt investments, Two, Due 07/2024
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:InhanceTechnologiesHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Chemicals	Chemicals
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:LondonInterbankOfferedRateMember	none:LondonInterbankOfferedRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.68%	10.68%
Principal ($)	$ 4,919,570	$ 4,919,570
Investments at amortized cost	$ 4,826,781	$ 4,826,781
Percentage of Net Assets (%)	1.10%	1.10%
Investments at fair value (amortized cost of $935,568,081)	$ 4,722,788	$ 4,722,788
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: J.S. Held Holdings, LLC, One stop debt investments, Due 07/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:J.s.HeldHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.89%	10.89%
Principal ($)	$ 19,996,025	$ 19,996,025
Investments at amortized cost	$ 19,802,164	$ 19,802,164
Percentage of Net Assets (%)	4.50%	4.50%
Investments at fair value (amortized cost of $935,568,081)	$ 19,796,065	$ 19,796,065
Investment, Identifier [Axis]: JHCC Holdings LLC, One stop debt investments, Due 09/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:JhccHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Automobiles	Automobiles
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.89%	10.89%
Principal ($)	$ 9,625,000	$ 9,625,000
Investments at amortized cost	$ 9,200,357	$ 9,200,357
Percentage of Net Assets (%)	2.10%	2.10%
Investments at fair value (amortized cost of $935,568,081)	$ 9,191,875	$ 9,191,875
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Juvare, LLC, One stop debt investments, Due 10/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:JuvareLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:LondonInterbankOfferedRateMember	none:LondonInterbankOfferedRateMember
Spread above index (%)	6.25%	6.25%
Interest rate (%)	11.73%	11.73%
Principal ($)	$ 5,568,300	$ 5,568,300
Investments at amortized cost	$ 5,459,013	$ 5,459,013
Percentage of Net Assets (%)	1.20%	1.20%
Investments at fair value (amortized cost of $935,568,081)	$ 5,289,885	$ 5,289,885
Investment, Identifier [Axis]: Kaseya Inc., One stop debt investments, Due 06/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:KaseyaIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.25%	6.25%
Interest rate cash	8.85%	8.85%
Interest rate Paid in kind	2.50%	2.50%
Principal ($)	$ 8,000,000	$ 8,000,000
Investments at amortized cost	$ 7,841,666	$ 7,841,666
Percentage of Net Assets (%)	1.80%	1.80%
Investments at fair value (amortized cost of $935,568,081)	$ 7,840,000	$ 7,840,000
Investment, Identifier [Axis]: Liminex, Inc., One stop debt investments, Due 11/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:LiminexIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.25%	7.25%
Interest rate (%)	12.64%	12.64%
Principal ($)	$ 10,679,400	$ 10,679,400
Investments at amortized cost	$ 10,522,140	$ 10,522,140
Percentage of Net Assets (%)	2.40%	2.40%
Investments at fair value (amortized cost of $935,568,081)	$ 10,519,209	$ 10,519,209
Investment, Identifier [Axis]: Louisiana Fish Fry Products, Ltd., One stop debt investments, Due 07/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:LouisianaFishFryProductsLtdMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	none:FoodProductsSectorMember	none:FoodProductsSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.25%	6.25%
Interest rate (%)	11.36%	11.36%
Principal ($)	$ 8,917,310	$ 8,917,310
Investments at amortized cost	$ 8,390,405	$ 8,390,405
Percentage of Net Assets (%)	1.90%	1.90%
Investments at fair value (amortized cost of $935,568,081)	$ 8,382,271	$ 8,382,271
Investment, Identifier [Axis]: Majesco, One stop debt investments, Due 09/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:MajescoMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Insurance	Insurance
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.38%	7.38%
Interest rate (%)	12.62%	12.62%
Principal ($)	$ 21,532,948	$ 21,532,948
Investments at amortized cost	$ 21,532,948	$ 21,532,948
Percentage of Net Assets (%)	4.90%	4.90%
Investments at fair value (amortized cost of $935,568,081)	$ 21,532,948	$ 21,532,948
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop debt investments, One, Due 06/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:MarconeYellowstoneBuyerIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Trading Companies and Distributors	Trading Companies and Distributors
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.25%	6.25%
Interest rate (%)	11.64%	11.64%
Principal ($)	$ 11,760,000	$ 11,760,000
Investments at amortized cost	$ 11,294,964	$ 11,294,964
Percentage of Net Assets (%)	2.50%	2.50%
Investments at fair value (amortized cost of $935,568,081)	$ 11,172,000	$ 11,172,000
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop debt investments, Two, Due 06/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:MarconeYellowstoneBuyerIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Trading Companies and Distributors	Trading Companies and Distributors
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.25%	6.25%
Interest rate (%)	11.64%	11.64%
Principal ($)	$ 4,987,342	$ 4,987,342
Investments at amortized cost	$ 4,790,123	$ 4,790,123
Percentage of Net Assets (%)	1.10%	1.10%
Investments at fair value (amortized cost of $935,568,081)	$ 4,737,975	$ 4,737,975
Investment, Identifier [Axis]: NBG Acquisition Corp. and NBG-P Acquisition Corp., One stop debt investments, Due 11/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:NbgAcquisitionCorpAndNbgPAcquisitionCorpMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Professional Services	Professional Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate (%)	10.45%	10.45%
Principal ($)	$ 15,879,664	$ 15,879,664
Investments at amortized cost	$ 15,408,813	$ 15,408,813
Percentage of Net Assets (%)	3.50%	3.50%
Investments at fair value (amortized cost of $935,568,081)	$ 15,403,274	$ 15,403,274
Investment, Identifier [Axis]: National Express Wash Parent Holdco, LLC, One stop debt investments, Due 07/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:NationalExpressWashParentHoldcoLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Automobiles	Automobiles
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.89%	10.89%
Principal ($)	$ 19,953,647	$ 19,953,647
Investments at amortized cost	$ 19,163,734	$ 19,163,734
Percentage of Net Assets (%)	4.30%	4.30%
Investments at fair value (amortized cost of $935,568,081)	$ 19,155,502	$ 19,155,502
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Neo Bidco GMBH, One stop debt investments, Due 07/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:NeoBidcoGmbhMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	Luxembourg	Luxembourg
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:EuroInterbankOfferedRateMember	none:EuroInterbankOfferedRateMember
Spread above index (%)	3.50%	3.50%
Interest rate (%)	6.56%	6.56%
Principal ($)	$ 177,904	$ 177,904
Investments at amortized cost	174,479	174,479
Investments at fair value (amortized cost of $935,568,081)	$ 176,125	$ 176,125
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Net Health Acquisition Corp., One stop debt investments, Due 12/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:NetHealthAcquisitionCorpMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Professional Services	Professional Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	10.95%	10.95%
Principal ($)	$ 9,974,490	$ 9,974,490
Investments at amortized cost	$ 9,877,225	$ 9,877,225
Percentage of Net Assets (%)	2.20%	2.20%
Investments at fair value (amortized cost of $935,568,081)	$ 9,775,000	$ 9,775,000
Investment, Identifier [Axis]: Netwrix Corporation, One stop debt investments, Due 06/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:NetwrixCorporationMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.00%	5.00%
Interest rate (%)	10.30%	10.30%
Principal ($)	$ 8,820,146	$ 8,820,146
Investments at amortized cost	$ 8,732,869	$ 8,732,869
Percentage of Net Assets (%)	1.90%	1.90%
Investments at fair value (amortized cost of $935,568,081)	$ 8,643,743	$ 8,643,743
Investment, Identifier [Axis]: New Look (Delaware) Corporation and NL1 AcquireCo, Inc., One stop debt investments, Due 05/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:NewLookDelawareCorporationAndNl1AcquirecoIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Healthcare Providers and Services	Healthcare Providers and Services
Investment, Issuer Geographic Region [Extensible Enumeration]	country:CA	country:CA
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:CanadianBankersAcceptanceRateMember	none:CanadianBankersAcceptanceRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.88%	10.88%
Principal ($)	$ 11,291,904	$ 11,291,904
Investments at amortized cost	$ 10,742,144	$ 10,742,144
Percentage of Net Assets (%)	2.40%	2.40%
Investments at fair value (amortized cost of $935,568,081)	$ 10,727,309	$ 10,727,309
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: PAS Parent Inc., One stop debt investments, Due 12/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:PasParentIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	none:LifeSciencesToolsServicesSectorMember	none:LifeSciencesToolsServicesSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate (%)	10.47%	10.47%
Principal ($)	$ 19,899,289	$ 19,899,289
Investments at amortized cost	$ 19,505,810	$ 19,505,810
Percentage of Net Assets (%)	4.40%	4.40%
Investments at fair value (amortized cost of $935,568,081)	$ 19,501,303	$ 19,501,303
Investment, Identifier [Axis]: PDI TA Holdings, Inc., One stop debt investments, Due 10/2024
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:PdiTaHoldingsIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:LondonInterbankOfferedRateMember	none:LondonInterbankOfferedRateMember
Spread above index (%)	4.50%	4.50%
Interest rate (%)	9.75%	9.75%
Principal ($)	$ 13,964,194	$ 13,964,194
Investments at amortized cost	$ 13,964,194	$ 13,964,194
Percentage of Net Assets (%)	3.20%	3.20%
Investments at fair value (amortized cost of $935,568,081)	$ 13,964,194	$ 13,964,194
Investment, Identifier [Axis]: PPV Intermediate Holdings, LLC, One stop debt investments, Due 08/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:PpvIntermediateHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Specialty Retail	Specialty Retail
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	10.93%	10.93%
Principal ($)	$ 5,000,000	$ 5,000,000
Investments at amortized cost	$ 4,901,011	$ 4,901,011
Percentage of Net Assets (%)	1.10%	1.10%
Investments at fair value (amortized cost of $935,568,081)	$ 4,900,000	$ 4,900,000
Investment, Identifier [Axis]: Personify, Inc., One stop debt investments, Due 09/2024
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:PersonifyIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate (%)	10.49%	10.49%
Principal ($)	$ 8,980,002	$ 8,980,002
Investments at amortized cost	$ 8,980,002	$ 8,980,002
Percentage of Net Assets (%)	2.00%	2.00%
Investments at fair value (amortized cost of $935,568,081)	$ 8,980,002	$ 8,980,002
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc., One stop debt investments, Due 01/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:PinnacleTreatmentCentersIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Healthcare Providers and Services	Healthcare Providers and Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.75%	6.75%
Interest rate (%)	12.16%	12.16%
Principal ($)	$ 19,946,524	$ 19,946,524
Investments at amortized cost	$ 19,946,524	$ 19,946,524
Percentage of Net Assets (%)	4.50%	4.50%
Investments at fair value (amortized cost of $935,568,081)	$ 19,946,524	$ 19,946,524
Investment, Identifier [Axis]: Pluralsight, LLC, One stop debt investments, Due 04/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:PersonifyIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	8.00%	8.00%
Interest rate (%)	13.04%	13.04%
Principal ($)	$ 10,000,000	$ 10,000,000
Investments at amortized cost	$ 9,901,221	$ 9,901,221
Percentage of Net Assets (%)	2.30%	2.30%
Investments at fair value (amortized cost of $935,568,081)	$ 10,000,000	$ 10,000,000
Investment, Identifier [Axis]: Project Power Buyer, LLC, One stop debt investments, Due 05/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:ProjectPowerBuyerLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Oil, Gas and Consumable Fuels	Oil, Gas and Consumable Fuels
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.00%	7.00%
Interest rate (%)	12.24%	12.24%
Principal ($)	$ 14,923,708	$ 14,923,708
Investments at amortized cost	$ 14,704,660	$ 14,704,660
Percentage of Net Assets (%)	3.40%	3.40%
Investments at fair value (amortized cost of $935,568,081)	$ 14,923,708	$ 14,923,708
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop debt investments, One, Due 06/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:ProvenanceBuyerLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.00%	5.00%
Interest rate (%)	10.20%	10.20%
Principal ($)	$ 7,579,454	$ 7,579,454
Investments at amortized cost	$ 7,579,454	$ 7,579,454
Percentage of Net Assets (%)	1.70%	1.70%
Investments at fair value (amortized cost of $935,568,081)	$ 7,579,454	$ 7,579,454
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop debt investments, Two, Due 06/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:ProvenanceBuyerLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.00%	5.00%
Interest rate (%)	10.20%	10.20%
Principal ($)	$ 3,886,359	$ 3,886,359
Investments at amortized cost	$ 3,886,359	$ 3,886,359
Percentage of Net Assets (%)	0.90%	0.90%
Investments at fair value (amortized cost of $935,568,081)	$ 3,886,359	$ 3,886,359
Investment, Identifier [Axis]: QAD, Inc., One stop debt investments, Due 11/2027
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:QadIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.38%	5.38%
Interest rate (%)	10.48%	10.48%
Principal ($)	$ 9,974,747	$ 9,974,747
Investments at amortized cost	$ 9,974,747	$ 9,974,747
Percentage of Net Assets (%)	2.30%	2.30%
Investments at fair value (amortized cost of $935,568,081)	$ 9,974,747	$ 9,974,747
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop debt investments, One, Due 06/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:QgendaIntermediateHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Health Care Technology	Health Care Technology
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.00%	5.00%
Interest rate (%)	10.34%	10.34%
Principal ($)	$ 17,536,849	$ 17,536,849
Investments at amortized cost	$ 17,196,868	$ 17,196,868
Percentage of Net Assets (%)	3.90%	3.90%
Investments at fair value (amortized cost of $935,568,081)	$ 17,186,112	$ 17,186,112
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop debt investments, Two, Due 06/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:QgendaIntermediateHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Health Care Technology	Health Care Technology
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.00%	5.00%
Interest rate (%)	10.34%	10.34%
Principal ($)	$ 2,992,248	$ 2,992,248
Investments at amortized cost	$ 2,934,238	$ 2,934,238
Percentage of Net Assets (%)	0.60%	0.60%
Investments at fair value (amortized cost of $935,568,081)	$ 2,932,403	$ 2,932,403
Investment, Identifier [Axis]: RW AM Holdco LLC, One stop debt investments, Due 04/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:RwAmHoldcoLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Diversified Consumer Services	Diversified Consumer Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.25%	5.25%
Interest rate (%)	10.21%	10.21%
Principal ($)	$ 11,418,439	$ 11,418,439
Investments at amortized cost	$ 10,854,903	$ 10,854,903
Percentage of Net Assets (%)	2.50%	2.50%
Investments at fair value (amortized cost of $935,568,081)	$ 10,961,702	$ 10,961,702
Investment, Identifier [Axis]: Radwell Parent, LLC, One stop debt investments, Due 03/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:RadwellParentLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	none:CommercialServicesAndSuppliesMember	none:CommercialServicesAndSuppliesMember
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.53%	6.53%
Interest rate (%)	11.87%	11.87%
Principal ($)	$ 15,959,698	$ 15,959,698
Investments at amortized cost	$ 15,714,688	$ 15,714,688
Percentage of Net Assets (%)	3.60%	3.60%
Investments at fair value (amortized cost of $935,568,081)	$ 15,959,698	$ 15,959,698
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: SSRG Holdings, LLC, One stop debt investments, Due 11/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:SsrgHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Hotels, Restaurants and Leisure	Hotels, Restaurants and Leisure
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	4.75%	4.75%
Interest rate (%)	10.14%	10.14%
Principal ($)	$ 23,158,697	$ 23,158,697
Investments at amortized cost	$ 22,933,022	$ 22,933,022
Percentage of Net Assets (%)	5.20%	5.20%
Investments at fair value (amortized cost of $935,568,081)	$ 23,158,697	$ 23,158,697
Investment, Identifier [Axis]: SailPoint Technologies Holdings, Inc., One stop debt investments, Due 08/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:SailpointTechnologiesHoldingsIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.25%	6.25%
Interest rate (%)	11.35%	11.35%
Principal ($)	$ 10,000,000	$ 10,000,000
Investments at amortized cost	$ 9,901,017	$ 9,901,017
Percentage of Net Assets (%)	2.20%	2.20%
Investments at fair value (amortized cost of $935,568,081)	$ 9,900,000	$ 9,900,000
Investment, Identifier [Axis]: Sapphire Bidco Oy, One stop debt investments, Due 04/2029
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:SapphireBidcoOyMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	Finland	Finland
Investment, Variable Interest Rate, Type [Extensible Enumeration]	none:EuroInterbankOfferedRateMember	none:EuroInterbankOfferedRateMember
Spread above index (%)	6.00%	6.00%
Interest rate (%)	9.08%	9.08%
Principal ($)	$ 14,184,300	$ 14,184,300
Investments at amortized cost	$ 14,052,201	$ 14,052,201
Percentage of Net Assets (%)	3.20%	3.20%
Investments at fair value (amortized cost of $935,568,081)	$ 14,042,457	$ 14,042,457
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Saturn Borrower Inc., One stop debt investments, Due 09/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:SaturnBorrowerIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	IT Services	IT Services
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.25%	7.25%
Interest rate cash	11.89%	11.89%
Interest rate Paid in kind	0.75%	0.75%
Principal ($)	$ 8,331,289	$ 8,331,289
Investments at amortized cost	$ 7,838,993	$ 7,838,993
Percentage of Net Assets (%)	1.80%	1.80%
Investments at fair value (amortized cost of $935,568,081)	$ 7,831,412	$ 7,831,412
Investment, Identifier [Axis]: TWAS Holdings, LLC, One stop debt investments, Due 12/2029
Schedule of Investments
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Automobiles	Automobiles
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.25%	6.25%
Interest rate (%)	11.45%	11.45%
Principal ($)	$ 23,241,984	$ 23,241,984
Investments at amortized cost	$ 22,785,362	$ 22,785,362
Percentage of Net Assets (%)	5.10%	5.10%
Investments at fair value (amortized cost of $935,568,081)	$ 22,777,144	$ 22,777,144
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Tebra Technologies, Inc., One stop debt investments, Due 06/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:TebraTechnologiesIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Health Care Technology	Health Care Technology
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	8.00%	8.00%
Interest rate (%)	9.70%	9.70%
Principal ($)	$ 10,348,640	$ 10,348,640
Investments at amortized cost	$ 10,373,645	$ 10,373,645
Percentage of Net Assets (%)	2.30%	2.30%
Investments at fair value (amortized cost of $935,568,081)	$ 10,374,511	$ 10,374,511
Investment, Identifier [Axis]: Telesoft Holdings LLC, One stop debt investments, Due 12/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:TelesoftHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.75%	5.75%
Interest rate (%)	10.95%	10.95%
Principal ($)	$ 5,761,244	$ 5,761,244
Investments at amortized cost	$ 5,712,933	$ 5,712,933
Percentage of Net Assets (%)	1.30%	1.30%
Investments at fair value (amortized cost of $935,568,081)	$ 5,674,825	$ 5,674,825
Investment, Identifier [Axis]: Togetherwork Holdings, LLC, One stop debt investments, Due 03/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:TogetherworkHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.25%	6.25%
Interest rate (%)	11.45%	11.45%
Principal ($)	$ 5,000,000	$ 5,000,000
Investments at amortized cost	$ 5,000,000	$ 5,000,000
Percentage of Net Assets (%)	1.10%	1.10%
Investments at fair value (amortized cost of $935,568,081)	$ 4,937,500	$ 4,937,500
Investment, Identifier [Axis]: Triple Lift, Inc., One stop debt investments, One, Due 05/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:TripleLiftIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Media	Media
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.68%	10.68%
Principal ($)	$ 8,884,873	$ 8,884,873
Investments at amortized cost	$ 8,619,824	$ 8,619,824
Percentage of Net Assets (%)	1.90%	1.90%
Investments at fair value (amortized cost of $935,568,081)	$ 8,529,478	$ 8,529,478
Investment, Identifier [Axis]: Triple Lift, Inc., One stop debt investments, Two, Due 05/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:TripleLiftIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Media	Media
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.23%	10.23%
Principal ($)	$ 2,606,048	$ 2,606,048
Investments at amortized cost	$ 2,528,306	$ 2,528,306
Percentage of Net Assets (%)	0.60%	0.60%
Investments at fair value (amortized cost of $935,568,081)	$ 2,501,806	$ 2,501,806
Investment, Identifier [Axis]: Tropical Smoothie Cafe Holdings, LLC, One stop debt investments, Due 09/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:TropicalSmoothieCafeHoldingsLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Hotels, Restaurants and Leisure	Hotels, Restaurants and Leisure
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	4.75%	4.75%
Interest rate (%)	9.95%	9.95%
Principal ($)	$ 19,800,000	$ 19,800,000
Investments at amortized cost	$ 19,800,000	$ 19,800,000
Percentage of Net Assets (%)	4.50%	4.50%
Investments at fair value (amortized cost of $935,568,081)	$ 19,800,000	$ 19,800,000
Investment, Identifier [Axis]: VSG Acquisition Corp. and Sherrill, Inc., One stop debt investments, Due 04/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:VsgAcquisitionCorpAndSherrillIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Specialty Retail	Specialty Retail
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	11.26%	11.26%
Principal ($)	$ 24,685,389	$ 24,685,389
Investments at amortized cost	$ 24,196,164	$ 24,196,164
Percentage of Net Assets (%)	5.50%	5.50%
Investments at fair value (amortized cost of $935,568,081)	$ 24,191,681	$ 24,191,681
Investment, Identifier [Axis]: WU Holdco, Inc., One stop debt investments, One, Due 03/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:WuHoldcoIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Household Products	Household Products
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.89%	10.89%
Principal ($)	$ 4,064,379	$ 4,064,379
Investments at amortized cost	$ 3,904,367	$ 3,904,367
Percentage of Net Assets (%)	0.90%	0.90%
Investments at fair value (amortized cost of $935,568,081)	$ 3,861,160	$ 3,861,160
Investment, Identifier [Axis]: WU Holdco, Inc., One stop debt investments, Two, Due 03/2026
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:WuHoldcoIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Household Products	Household Products
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	5.50%	5.50%
Interest rate (%)	10.89%	10.89%
Principal ($)	$ 2,074,078	$ 2,074,078
Investments at amortized cost	$ 1,992,423	$ 1,992,423
Percentage of Net Assets (%)	0.40%	0.40%
Investments at fair value (amortized cost of $935,568,081)	$ 1,970,374	$ 1,970,374
Investment, Identifier [Axis]: Winebow Holdings, Inc., One stop debt investments, Due 07/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]		none:WinebowHoldingsIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	none:BeveragesSectorMember	none:BeveragesSectorMember
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	6.25%	6.25%
Interest rate (%)	11.45%	11.45%
Principal ($)	$ 17,814,555	$ 17,814,555
Investments at amortized cost	$ 17,641,843	$ 17,641,843
Percentage of Net Assets (%)	4.00%	4.00%
Investments at fair value (amortized cost of $935,568,081)	$ 17,814,555	$ 17,814,555
Investment, Significant Unobservable Input [true false]	true	true
Investment, Identifier [Axis]: Workforce Software, LLC, One stop debt investments, Due 07/2025
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:WorkforceSoftwareLlcMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.25%	7.25%
Interest rate cash	9.66%	9.66%
Interest rate Paid in kind	3.00%	3.00%
Principal ($)	$ 9,075,823	$ 9,075,823
Investments at amortized cost	$ 8,899,632	$ 8,899,632
Percentage of Net Assets (%)	2.00%	2.00%
Investments at fair value (amortized cost of $935,568,081)	$ 8,894,306	$ 8,894,306
Investment, Identifier [Axis]: Zendesk, Inc., One stop debt investments, Due 11/2028
Schedule of Investments
Investment, Issuer Name [Extensible Enumeration]	none:ZendeskIncMember
Investment, Type [Extensible Enumeration]	none:OneStopDebtSecuritiesMember	none:OneStopDebtSecuritiesMember
Investment, Industry Sector [Extensible Enumeration]	Software	Software
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread above index (%)	7.00%	7.00%
Interest rate cash	8.75%	8.75%
Interest rate Paid in kind	3.50%	3.50%
Principal ($)	$ 10,087,500	$ 10,087,500
Investments at amortized cost	$ 10,087,500	$ 10,087,500
Percentage of Net Assets (%)	2.30%	2.30%
Investments at fair value (amortized cost of $935,568,081)	$ 10,087,500	$ 10,087,500
90-day LIBOR
Schedule of Investments
Spread above index (%)	5.55%	5.55%
Prime rate
Schedule of Investments
Spread above index (%)	8.25%	8.25%
90-day EURIBOR
Schedule of Investments
Spread above index (%)	3.58%	3.58%
180-day EURIBOR
Schedule of Investments
Spread above index (%)	3.90%	3.90%
90-day CDOR
Schedule of Investments
Spread above index (%)	5.40%	5.40%
30-day Term SOFR
Schedule of Investments
Spread above index (%)	5.14%	5.14%
90-day Term SOFR
Schedule of Investments
Spread above index (%)	5.27%	5.27%
180-day Term SOFR
Schedule of Investments
Spread above index (%)	5.39%	5.39%
Automobiles
Schedule of Investments
Principal ($)	$ 72,769,998	$ 72,769,998
Investments at amortized cost	$ 70,524,773	$ 70,524,773
Percentage of Net Assets (%)	15.90%	15.90%
Investments at fair value (amortized cost of $935,568,081)	$ 70,475,407	$ 70,475,407
Investment, Significant Unobservable Input [true false]	true	true
Chemicals
Schedule of Investments
Principal ($)	$ 14,877,680	$ 14,877,680
Investments at amortized cost	$ 14,597,067	$ 14,597,067
Percentage of Net Assets (%)	3.20%	3.20%
Investments at fair value (amortized cost of $935,568,081)	$ 14,282,574	$ 14,282,574
Investment, Significant Unobservable Input [true false]	true	true
Containers and Packaging
Schedule of Investments
Principal ($)	$ 16,504,712	$ 16,504,712
Investments at amortized cost	$ 16,357,411	$ 16,357,411
Percentage of Net Assets (%)	3.70%	3.70%
Investments at fair value (amortized cost of $935,568,081)	$ 16,206,631	$ 16,206,631
Investment, Significant Unobservable Input [true false]	true	true
Diversified Consumer Services
Schedule of Investments
Principal ($)	$ 59,187,022	$ 59,187,022
Investments at amortized cost	$ 58,135,534	$ 58,135,534
Percentage of Net Assets (%)	13.20%	13.20%
Investments at fair value (amortized cost of $935,568,081)	$ 58,234,062	$ 58,234,062
Health Care Technology
Schedule of Investments
Principal ($)	42,127,737	42,127,737
Investments at amortized cost	$ 41,651,009	$ 41,651,009
Percentage of Net Assets (%)	9.40%	9.40%
Investments at fair value (amortized cost of $935,568,081)	$ 41,690,526	$ 41,690,526
Healthcare Equipment and Supplies
Schedule of Investments
Principal ($)	34,325,150	34,325,150
Investments at amortized cost	$ 33,989,137	$ 33,989,137
Percentage of Net Assets (%)	7.70%	7.70%
Investments at fair value (amortized cost of $935,568,081)	$ 34,051,716	$ 34,051,716
Healthcare Providers and Services
Schedule of Investments
Principal ($)	31,795,733	31,795,733
Investments at amortized cost	$ 31,795,732	$ 31,795,732
Percentage of Net Assets (%)	7.20%	7.20%
Investments at fair value (amortized cost of $935,568,081)	$ 31,736,486	$ 31,736,486
Hotels, Restaurants and Leisure
Schedule of Investments
Principal ($)	57,921,197	57,921,197
Investments at amortized cost	$ 57,304,325	$ 57,304,325
Percentage of Net Assets (%)	13.00%	13.00%
Investments at fair value (amortized cost of $935,568,081)	$ 57,621,947	$ 57,621,947
Household Products
Schedule of Investments
Principal ($)	6,138,457	6,138,457
Investments at amortized cost	$ 5,896,790	$ 5,896,790
Percentage of Net Assets (%)	1.30%	1.30%
Investments at fair value (amortized cost of $935,568,081)	$ 5,831,534	$ 5,831,534
Industrial Conglomerates
Schedule of Investments
Principal ($)	26,477,777	26,477,777
Investments at amortized cost	$ 26,258,193	$ 26,258,193
Percentage of Net Assets (%)	5.90%	5.90%
Investments at fair value (amortized cost of $935,568,081)	$ 26,100,593	$ 26,100,593
Software
Schedule of Investments
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Principal ($)	$ 175,264,379	$ 175,264,379
Investments at amortized cost	$ 173,325,585	$ 173,325,585
Percentage of Net Assets (%)	39.20%	39.20%
Investments at fair value (amortized cost of $935,568,081)	$ 173,126,197	$ 173,126,197
Specialty Retail
Schedule of Investments
Investment, Issuer Geographic Region [Extensible Enumeration]	United States	United States
Principal ($)	$ 45,555,012	$ 45,555,012
Investments at amortized cost	$ 44,497,064	$ 44,497,064
Percentage of Net Assets (%)	10.10%	10.10%
Investments at fair value (amortized cost of $935,568,081)	$ 44,485,215	$ 44,485,215
Trading Companies and Distributors
Schedule of Investments
Principal ($)	16,747,342	16,747,342
Investments at amortized cost	$ 16,085,087	$ 16,085,087
Percentage of Net Assets (%)	3.60%	3.60%
Investments at fair value (amortized cost of $935,568,081)	$ 15,909,975	$ 15,909,975
Canada
Schedule of Investments
Investment, Type [Extensible Enumeration]	Debt investments	Debt investments
Principal ($)	$ 11,291,904	$ 11,291,904
Investments at amortized cost	$ 10,742,144	$ 10,742,144
Percentage of Net Assets (%)	2.40%	2.40%
Investments at fair value (amortized cost of $935,568,081)	$ 10,727,309	$ 10,727,309
Investment, Significant Unobservable Input [true false]	true	true
Finland
Schedule of Investments
Investment, Type [Extensible Enumeration]	Debt investments	Debt investments
Principal ($)	$ 14,184,300	$ 14,184,300
Investments at amortized cost	$ 14,052,201	$ 14,052,201
Percentage of Net Assets (%)	3.20%	3.20%
Investments at fair value (amortized cost of $935,568,081)	$ 14,042,457	$ 14,042,457
Investment, Significant Unobservable Input [true false]	true	true
Luxembourg
Schedule of Investments
Investment, Type [Extensible Enumeration]	Debt investments	Debt investments
Principal ($)	$ 21,620,379	$ 21,620,379
Investments at amortized cost	$ 20,949,106	$ 20,949,106
Percentage of Net Assets (%)	4.70%	4.70%
Investments at fair value (amortized cost of $935,568,081)	$ 20,945,471	$ 20,945,471
Investment, Significant Unobservable Input [true false]	true	true
United States
Schedule of Investments
Principal ($)	$ 904,412,584	$ 904,412,584
Investments at amortized cost	$ 889,824,630	$ 889,824,630
Percentage of Net Assets (%)	201.20%	201.20%
Investments at fair value (amortized cost of $935,568,081)	$ 889,594,935	$ 889,594,935
Debt investments
Schedule of Investments
Principal ($)	951,509,167	951,509,167
Investments at amortized cost	$ 935,568,081	$ 935,568,081
Percentage of Net Assets (%)	211.50%	211.50%
Investments at fair value (amortized cost of $935,568,081)	$ 935,310,172	$ 935,310,172
Debt investments | Insurance
Schedule of Investments
Principal ($)	75,617,990	75,617,990
Investments at amortized cost	$ 74,781,893	$ 74,781,893
Percentage of Net Assets (%)	17.00%	17.00%
Investments at fair value (amortized cost of $935,568,081)	$ 74,931,767	$ 74,931,767
Debt investments | IT Services
Schedule of Investments
Principal ($)	45,219,198	45,219,198
Investments at amortized cost	$ 44,008,665	$ 44,008,665
Percentage of Net Assets (%)	9.90%	9.90%
Investments at fair value (amortized cost of $935,568,081)	$ 43,902,992	$ 43,902,992
Debt investments | Media
Schedule of Investments
Principal ($)	11,490,921	11,490,921
Investments at amortized cost	$ 11,148,130	$ 11,148,130
Percentage of Net Assets (%)	2.50%	2.50%
Investments at fair value (amortized cost of $935,568,081)	$ 11,031,284	$ 11,031,284
Debt investments | Oil, Gas and Consumable Fuels
Schedule of Investments
Principal ($)	35,488,205	35,488,205
Investments at amortized cost	$ 35,165,762	$ 35,165,762
Percentage of Net Assets (%)	8.00%	8.00%
Investments at fair value (amortized cost of $935,568,081)	$ 35,385,383	$ 35,385,383
Debt investments | Professional Services
Schedule of Investments
Principal ($)	50,829,123	50,829,123
Investments at amortized cost	$ 50,261,007	$ 50,261,007
Percentage of Net Assets (%)	11.30%	11.30%
Investments at fair value (amortized cost of $935,568,081)	$ 50,153,243	$ 50,153,243